Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 34.1%
		Australia: 0.2%
92,000	(1)	CSL Finance PLC, 4.050%, 04/27/2029	$92,721	0.0
152,000	(1)	CSL Finance PLC, 4.250%, 04/27/2032	154,378	0.1
39,000	(1)	CSL Finance PLC, 4.625%, 04/27/2042	39,082	0.0
68,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	68,687	0.0
30,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	30,732	0.0
15,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	11,515	0.0
336,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	291,203	0.1
54,000		Westpac Banking Corp., 1.953%, 11/20/2028	48,483	0.0
			736,801	0.2

		Belgium: 0.2%
228,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	230,160	0.1
286,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	301,390	0.1
			531,550	0.2

		Bermuda: 0.1%
188,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	153,054	0.1
141,000		XLIT Ltd., 5.500%, 03/31/2045	150,260	0.0
			303,314	0.1

		Brazil: 0.5%
250,000	(1)	Klabin Austria GmbH, 3.200%, 01/12/2031	204,578	0.1
300,000	(1)	Klabin Austria GmbH, 5.750%, 04/03/2029	301,966	0.1
400,000	(1)	Natura Cosmeticos SA, 4.125%, 05/03/2028	339,516	0.1
250,000		Suzano Austria GmbH, 5.000%, 01/15/2030	240,563	0.1
400,000		Vale Overseas Ltd., 3.750%, 07/08/2030	366,388	0.1
			1,453,011	0.5

		Canada: 0.7%
230,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	200,410	0.1
370,000	(2)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	345,879	0.1
97,000		Brookfield Finance LLC, 3.450%, 04/15/2050	71,273	0.0
324,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	321,161	0.1
200,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	180,229	0.1
105,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	104,407	0.0
220,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	210,140	0.1
225,000	(1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	200,563	0.1
52,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	50,389	0.0
88,000		Teck Resources Ltd., 5.400%, 02/01/2043	81,657	0.0
129,000		Teck Resources Ltd., 6.000%, 08/15/2040	128,402	0.1
70,000		Toronto-Dominion Bank/The, 2.800%, 03/10/2027	67,048	0.0
			1,961,558	0.7

		Chile: 0.4%
300,000	(1),(3)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	279,996	0.1
325,000	(1)	Colbun SA, 3.150%, 03/06/2030	282,347	0.1
550,000	(1)	Falabella SA, 3.375%, 01/15/2032	458,829	0.1
300,000	(1)	Inversiones CMPC SA, 3.850%, 01/13/2030	270,410	0.1
			1,291,582	0.4

		Colombia: 0.2%
250,000		Ecopetrol SA, 6.875%, 04/29/2030	238,750	0.0
300,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	254,983	0.1
300,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	250,476	0.1
			744,209	0.2

		Denmark: 0.1%
215,000	(1),(2)	Danske Bank A/S, 3.244%, 12/20/2025	206,263	0.1

		France: 0.6%
215,000	(1),(2)	BNP Paribas SA, 3.052%, 01/13/2031	189,091	0.1
700,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	699,080	0.2
335,000	(1)	BPCE SA, 2.700%, 10/01/2029	299,345	0.1
728,000	(1)	BPCE SA, 5.150%, 07/21/2024	728,106	0.2
			1,915,622	0.6

		Hong Kong: 0.1%
400,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	354,911	0.1

		India: 0.5%
300,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	264,126	0.1
300,000	(1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	264,085	0.1
300,000	(1)	Reliance Industries Ltd., 2.875%, 01/12/2032	259,747	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

300,000	(1)	Reliance Industries Ltd., 3.625%, 01/12/2052	228,680	0.0
250,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	245,214	0.1
300,000	(1)	Summit Digitel Infrastructure Ltd., 2.875%, 08/12/2031	233,944	0.1
			1,495,796	0.5

		Indonesia: 0.8%
200,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	187,585	0.1
350,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	290,637	0.1
400,000		Pertamina Persero PT, 3.100%, 08/27/2030	357,165	0.1
225,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	211,594	0.1
750,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	690,949	0.2
425,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	429,628	0.1
225,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	229,731	0.1
			2,397,289	0.8

		Israel: 0.5%
600,000		Bank Hapoalim, 3.255%, 01/21/2032	516,139	0.2
575,000	(1)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	530,598	0.2
200,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	192,000	0.1
200,000	(3)	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	183,992	0.0
			1,422,729	0.5

		Italy: 0.1%
250,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	208,169	0.1

		Japan: 0.4%
255,000	(1),(3)	Mizuho Bank Ltd., 3.200%, 03/26/2025	250,894	0.1
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	194,233	0.1
766,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	762,218	0.2
107,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	102,182	0.0
			1,309,527	0.4

		Kazakhstan: 0.3%
200,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	148,978	0.0
325,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	295,483	0.1
275,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	253,238	0.1
325,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	238,875	0.1
			936,574	0.3

		Kuwait: 0.1%
200,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	179,740	0.0
200,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	187,626	0.1
			367,366	0.1

		Malaysia: 0.2%
200,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	153,460	0.0
500,000	(1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	478,392	0.2
			631,852	0.2

		Mexico: 0.9%
350,000	(1)	Alpek SAB de CV, 3.250%, 02/25/2031	291,884	0.1
300,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	275,544	0.1
200,000	(1),(2)	Cemex SAB de CV, 5.125%, 12/31/2199	167,448	0.1
675,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	608,978	0.2
400,000	(1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	287,552	0.1
925,000		Petroleos Mexicanos, 5.950%, 01/28/2031	720,853	0.2
387,000		Petroleos Mexicanos, 6.700%, 02/16/2032	311,117	0.1
			2,663,376	0.9

		MULTI: 0.0%
50,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	35,901	0.0

		Netherlands: 0.5%
250,000	(1),(2)	Cooperatieve Rabobank UA, 3.758%, 04/06/2033	231,227	0.1
250,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	251,015	0.1
355,000		ING Groep NV, 4.050%, 04/09/2029	341,825	0.1
323,000		Shell International Finance BV, 3.875%, 11/13/2028	328,147	0.1
231,000		Shell International Finance BV, 4.000%, 05/10/2046	214,395	0.0
290,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	275,160	0.1
			1,641,769	0.5

		New Zealand: 0.1%
200,000	(1),(2)	ASB Bank Ltd., 5.284%, 06/17/2032	200,290	0.1

		Norway: 0.0%
56,000		Equinor ASA, 3.125%, 04/06/2030	54,044	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

		Panama: 0.3%
500,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	411,098	0.2
500,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	401,535	0.1
			812,633	0.3

		Peru: 0.6%
450,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	413,382	0.1
300,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	251,560	0.1
225,000		Inkia Energy Ltd., 5.875%, 11/09/2027	208,816	0.1
675,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	561,337	0.2
375,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	301,033	0.1
			1,736,128	0.6

		Qatar: 0.2%
275,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	248,315	0.1
400,000	(1)	Qatar Energy, 3.125%, 07/12/2041	338,869	0.1
			587,184	0.2

		Russia: 0.3%
300,000	(1),(4)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	67,500	0.0
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	131,531	0.0
500,000	(1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	205,000	0.1
450,000	(1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	193,500	0.1
325,000	(1),(2)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	82,875	0.0
400,000	(1)	Lukoil Capital DAC, 3.600%, 10/26/2031	218,000	0.1
300,000	(1),(4)	Sibur Securities DAC, 2.950%, 07/08/2025	98,766	0.0
			997,172	0.3

		Saudi Arabia: 0.1%
325,000	(1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	284,662	0.1
200,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	157,199	0.0
			441,861	0.1

		South Africa: 0.2%
400,000		AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	348,180	0.1
300,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	302,112	0.1
			650,292	0.2

		South Korea: 0.4%
275,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	236,227	0.1
300,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	288,558	0.1
225,000	(1)	POSCO, 4.375%, 08/04/2025	225,349	0.1
225,000	(1)	POSCO, 4.500%, 08/04/2027	224,373	0.1
200,000	(1),(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	171,000	0.0
			1,145,507	0.4

		Spain: 0.1%
200,000	(2)	Banco Santander SA, 3.225%, 11/22/2032	158,012	0.1

		Switzerland: 1.0%
456,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	459,420	0.1
250,000		Credit Suisse AG/New York NY, 3.700%, 02/21/2025	246,672	0.1
1,000,000	(1),(2)	Credit Suisse Group AG, 2.997%, 12/14/2023	994,418	0.3
47,000	(1)	Swiss Re Treasury US Corp., 4.250%, 12/06/2042	45,298	0.0
604,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	604,723	0.2
500,000	(1),(2)	UBS Group AG, 1.008%, 07/30/2024	485,853	0.2
206,000	(1),(2)	UBS Group AG, 4.751%, 05/12/2028	206,454	0.1
			3,042,838	1.0

		Thailand: 0.3%
500,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	468,145	0.1
450,000	(1)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	380,142	0.1
200,000	(1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	186,669	0.1
			1,034,956	0.3

		United Arab Emirates: 0.3%
300,000		DP World Crescent Ltd., 4.848%, 09/26/2028	304,100	0.1
336,301	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	293,972	0.1
294,783	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	248,455	0.1
			846,527	0.3

		United Kingdom: 1.3%
600,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	590,700	0.2
128,000		BAT Capital Corp., 2.259%, 03/25/2028	109,795	0.0
199,000		BAT International Finance PLC, 4.448%, 03/16/2028	190,692	0.1
217,000	(2)	HSBC Holdings PLC, 2.999%, 03/10/2026	209,060	0.1
500,000	(2)	HSBC Holdings PLC, 3.803%, 03/11/2025	493,964	0.1
218,000	(2)	HSBC Holdings PLC, 4.755%, 06/09/2028	216,712	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

316,000	(2)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	314,796	0.1
240,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	197,558	0.1
200,000	(2)	NatWest Group PLC, 4.519%, 06/25/2024	199,638	0.1
750,000		Royalty Pharma PLC, 1.200%, 09/02/2025	689,987	0.2
458,000		Royalty Pharma PLC, 1.750%, 09/02/2027	406,477	0.1
115,000		Royalty Pharma PLC, 3.550%, 09/02/2050	85,107	0.0
245,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	222,014	0.1
			3,926,500	1.3

		United States: 21.5%
107,000		AbbVie, Inc., 3.200%, 11/21/2029	102,206	0.0
750,000		AbbVie, Inc., 3.800%, 03/15/2025	752,556	0.3
33,000		AbbVie, Inc., 4.050%, 11/21/2039	31,298	0.0
323,000		AbbVie, Inc., 4.300%, 05/14/2036	321,568	0.1
225,000	(1)	ADT Security Corp./The, 4.125%, 08/01/2029	203,011	0.1
289,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	271,762	0.1
115,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	117,102	0.0
77,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	78,578	0.0
381,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	381,217	0.1
27,000		Albemarle Corp., 5.050%, 06/01/2032	27,098	0.0
27,000		Albemarle Corp., 5.650%, 06/01/2052	27,228	0.0
230,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	201,902	0.1
13,000		Alleghany Corp., 3.250%, 08/15/2051	9,909	0.0
99,000		Alleghany Corp., 3.625%, 05/15/2030	95,683	0.0
3,000		Alleghany Corp., 4.900%, 09/15/2044	3,005	0.0
72,000	(1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	68,241	0.0
235,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	203,274	0.1
193,000		Altria Group, Inc., 4.500%, 05/02/2043	148,287	0.1
119,000		Altria Group, Inc., 4.800%, 02/14/2029	118,350	0.0
101,000		Amazon.com, Inc., 2.100%, 05/12/2031	90,984	0.0
326,000		Amazon.com, Inc., 2.875%, 05/12/2041	275,364	0.1
114,000	(3)	Amazon.com, Inc., 3.600%, 04/13/2032	115,503	0.0
53,000		Amazon.com, Inc., 3.950%, 04/13/2052	51,608	0.0
50,000		Amazon.com, Inc., 4.100%, 04/13/2062	48,591	0.0
91,000		Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	90,743	0.0
267,706		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	238,963	0.1
195,020		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	155,707	0.1
44,520		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	34,948	0.0
97,835		American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	81,674	0.0
513,000		American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 01/11/2036	440,944	0.2
87,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	65,384	0.0
74,000	(2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	62,640	0.0
265,000	(2)	American Express Co., 4.420%, 08/03/2033	269,850	0.1
68,000		American Homes 4 Rent L.P., 3.625%, 04/15/2032	61,760	0.0
50,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	41,859	0.0
448,000		American International Group, Inc., 4.750%, 04/01/2048	437,256	0.1
603,000		American Tower Corp., 2.750%, 01/15/2027	565,466	0.2
72,000		American Tower Corp., 3.650%, 03/15/2027	70,287	0.0
98,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	86,050	0.0
184,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	181,199	0.1
87,000		Amgen, Inc., 2.000%, 01/15/2032	74,507	0.0
92,000		Amgen, Inc., 3.200%, 11/02/2027	90,418	0.0
245,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	200,056	0.1
135,000	(1),(3)	Antero Resources Corp., 5.375%, 03/01/2030	132,836	0.0
390,000		Apache Corp., 5.100%, 09/01/2040	347,757	0.1
271,000		Apple, Inc., 2.650%, 02/08/2051	211,990	0.1
93,000		Apple, Inc., 2.850%, 08/05/2061	72,420	0.0
210,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	183,387	0.1
43,000		AT&T, Inc., 3.650%, 09/15/2059	33,561	0.0
76,000		Avnet, Inc., 5.500%, 06/01/2032	76,131	0.0
368,000	(2)	Bank of America Corp., 1.197%, 10/24/2026	333,924	0.1
366,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	332,209	0.1
126,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	104,277	0.0
146,000	(2)	Bank of America Corp., 2.087%, 06/14/2029	129,020	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

74,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	62,173	0.0
175,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	150,120	0.1
359,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	312,628	0.1
250,000	(2)	Bank of America Corp., 3.458%, 03/15/2025	247,280	0.1
390,000	(2)	Bank of America Corp., 3.846%, 03/08/2037	352,840	0.1
465,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	464,010	0.2
155,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	140,913	0.1
97,000	(2)	Bank of America Corp., 4.330%, 03/15/2050	92,674	0.0
20,000	(2)	Bank of America Corp., 4.571%, 04/27/2033	20,154	0.0
134,000	(2)	Bank of America Corp., 5.015%, 07/22/2033	139,860	0.1
150,000	(2),(3)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	153,633	0.1
425,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	386,310	0.1
65,000		Baxter International, Inc., 1.915%, 02/01/2027	60,011	0.0
43,000		Baxter International, Inc., 3.132%, 12/01/2051	32,765	0.0
80,000	(1)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	80,688	0.0
552,000		Berry Global, Inc., 1.650%, 01/15/2027	489,794	0.2
161,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	112,985	0.0
448,000		Boeing Co/The, 3.625%, 02/01/2031	411,367	0.1
88,000		Boeing Co/The, 5.150%, 05/01/2030	88,926	0.0
43,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	33,195	0.0
116,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	105,635	0.0
215,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	199,465	0.1
115,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	108,894	0.0
141,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	144,223	0.1
119,000	(2)	Capital One Financial Corp., 1.878%, 11/02/2027	106,245	0.0
93,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	84,288	0.0
65,000	(2)	Capital One Financial Corp., 4.927%, 05/10/2028	65,687	0.0
107,000	(2)	Capital One Financial Corp., 5.247%, 07/26/2030	108,501	0.0
21,000	(2)	Capital One Financial Corp., 5.268%, 05/10/2033	21,383	0.0
47,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	41,778	0.0
117,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	102,123	0.0
42,000	(1)	Cargill, Inc., 4.375%, 04/22/2052	42,465	0.0
188,000		CBRE Services, Inc., 2.500%, 04/01/2031	155,953	0.1
230,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	198,100	0.1
135,000		Centene Corp., 4.625%, 12/15/2029	133,369	0.0
99,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	97,951	0.0
185,000		Central Garden & Pet Co., 4.125%, 10/15/2030	160,619	0.1
89,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	75,979	0.0
104,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	76,000	0.0
399,000		Chevron USA, Inc., 3.250%, 10/15/2029	390,269	0.1
67,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	50,968	0.0
28,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	20,998	0.0
460,000		Cigna Corp., 3.050%, 10/15/2027	443,847	0.2
246,000		Cigna Corp., 3.200%, 03/15/2040	206,892	0.1
49,000		Cigna Corp., 3.400%, 03/15/2050	40,163	0.0
250,000		Cigna Corp., 4.500%, 02/25/2026	257,584	0.1
343,000		Cigna Corp., 4.800%, 08/15/2038	350,454	0.1
281,000		Citigroup, Inc., 4.125%, 07/25/2028	279,897	0.1
491,000		Citigroup, Inc., 5.500%, 09/13/2025	512,345	0.2
296,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	282,524	0.1
460,000		Comcast Corp., 2.350%, 01/15/2027	440,716	0.2
193,000		Comcast Corp., 3.750%, 04/01/2040	177,896	0.1
368,000		Comcast Corp., 4.150%, 10/15/2028	377,576	0.1
103,000		Comcast Corp., 4.250%, 01/15/2033	105,515	0.0
80,000		Comcast Corp., 5.650%, 06/15/2035	91,055	0.0
240,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	197,952	0.1
123,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	119,792	0.0
236,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	224,346	0.1
239,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	222,634	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

19,000	(1)	Corebridge Financial, Inc., 4.350%, 04/05/2042	16,669	0.0
15,000	(1)	Corebridge Financial, Inc., 4.400%, 04/05/2052	12,995	0.0
425,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	408,665	0.1
51,000		Crown Castle International Corp., 2.900%, 03/15/2027	48,424	0.0
61,000		Crown Castle International Corp., 4.150%, 07/01/2050	52,831	0.0
200,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	162,121	0.1
43,000		CSX Corp., 4.100%, 11/15/2032	43,615	0.0
85,000		CSX Corp., 4.500%, 11/15/2052	84,778	0.0
81,000		CSX Corp., 4.500%, 08/01/2054	79,094	0.0
122,000		Cummins, Inc., 1.500%, 09/01/2030	103,505	0.0
152,000		CVS Health Corp., 1.750%, 08/21/2030	127,843	0.0
224,000		CVS Health Corp., 3.250%, 08/15/2029	211,646	0.1
193,000		CVS Health Corp., 4.125%, 04/01/2040	178,215	0.1
15,000		CVS Health Corp., 5.050%, 03/25/2048	15,271	0.0
265,000	(3)	Dana, Inc., 5.625%, 06/15/2028	247,076	0.1
220,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	180,820	0.1
176,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	187,114	0.1
146,428		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	142,959	0.1
173,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	170,968	0.1
275,000		Discovery Communications LLC, 5.300%, 05/15/2049	245,720	0.1
225,000		DISH DBS Corp., 5.125%, 06/01/2029	147,375	0.1
32,000		Dollar General Corp., 3.500%, 04/03/2030	30,635	0.0
239,000	(2)	Dominion Energy, Inc., 4.350%, 12/31/2199	218,684	0.1
139,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	129,965	0.0
26,000		Dow Chemical Co., 5.550%, 11/30/2048	27,442	0.0
305,000		DTE Electric Co., 2.250%, 03/01/2030	275,885	0.1
112,000		DTE Electric Co., 4.300%, 07/01/2044	108,954	0.0
230,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	225,992	0.1
3,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,627	0.0
12,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	10,582	0.0
12,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	10,865	0.0
3,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	2,881	0.0
921,000		Duke Energy Corp., 2.650%, 09/01/2026	883,490	0.3
107,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	95,190	0.0
14,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	13,243	0.0
207,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	165,915	0.1
3,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	2,824	0.0
92,000		DXC Technology Co., 1.800%, 09/15/2026	82,932	0.0
88,000		DXC Technology Co., 2.375%, 09/15/2028	76,933	0.0
41,000		Ecolab, Inc., 2.750%, 08/18/2055	30,439	0.0
230,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	212,879	0.1
29,000		Elevance Health, Inc., 2.550%, 03/15/2031	26,050	0.0
194,000		Elevance Health, Inc., 3.700%, 09/15/2049	169,470	0.1
59,000		Elevance Health, Inc., 4.100%, 05/15/2032	59,647	0.0
134,000		Energy Transfer L.P., 4.250%, 04/01/2024	134,087	0.0
969,000		Energy Transfer L.P., 4.900%, 02/01/2024	977,073	0.3
387,000		Energy Transfer L.P., 5.400%, 10/01/2047	356,416	0.1
286,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	287,444	0.1
55,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	52,904	0.0
180,000		Entergy Corp., 2.800%, 06/15/2030	159,283	0.1
135,000		Essential Utilities, Inc., 2.704%, 04/15/2030	120,937	0.0
125,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	100,890	0.0
74,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	69,015	0.0
106,000		Eversource Energy, 1.400%, 08/15/2026	96,088	0.0
122,000		Eversource Energy, 2.900%, 03/01/2027	117,362	0.0
72,000		Eversource Energy, 3.375%, 03/01/2032	67,525	0.0
126,000		Extra Space Storage L.P., 2.350%, 03/15/2032	102,330	0.0
66,000		Exxon Mobil Corp., 2.995%, 08/16/2039	56,525	0.0
153,000		Exxon Mobil Corp., 3.452%, 04/15/2051	132,521	0.0
64,000		FedEx Corp., 4.050%, 02/15/2048	56,297	0.0
61,000		FedEx Corp., 5.250%, 05/15/2050	63,707	0.0
291,000		Fiserv, Inc., 3.200%, 07/01/2026	283,492	0.1
39,000		Florida Power & Light Co., 2.875%, 12/04/2051	30,928	0.0
108,000		Florida Power & Light Co., 4.125%, 02/01/2042	105,150	0.0
184,000		FMC Corp., 3.200%, 10/01/2026	177,683	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

200,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	194,719	0.1
48,000		Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	44,100	0.0
260,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	244,045	0.1
320,000	(1)	Gap, Inc./The, 3.875%, 10/01/2031	232,253	0.1
185,000	(1)	GCI LLC, 4.750%, 10/15/2028	168,845	0.1
285,000		General Dynamics Corp., 3.500%, 04/01/2027	287,141	0.1
45,000		General Electric Co., 6.750%, 03/15/2032	52,426	0.0
284,000		General Mills, Inc., 2.875%, 04/15/2030	262,467	0.1
57,000		General Motors Co., 5.400%, 10/15/2029	57,026	0.0
129,000		General Motors Co., 5.600%, 10/15/2032	128,956	0.0
46,000		General Motors Financial Co., Inc., 5.000%, 04/09/2027	46,109	0.0
344,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	351,192	0.1
28,000		Georgia Power Co., 5.125%, 05/15/2052	29,587	0.0
200,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	201,530	0.1
230,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	200,036	0.1
71,000		HCA, Inc., 2.375%, 07/15/2031	58,692	0.0
50,000	(1)	HCA, Inc., 3.125%, 03/15/2027	47,113	0.0
40,000		HCA, Inc., 3.500%, 09/01/2030	36,566	0.0
48,000	(1)	HCA, Inc., 3.625%, 03/15/2032	43,610	0.0
953,000		HCA, Inc., 4.125%, 06/15/2029	917,905	0.3
64,000	(1)	HCA, Inc., 4.375%, 03/15/2042	54,991	0.0
200,000		HCA, Inc., 5.250%, 04/15/2025	203,918	0.1
280,000		HCA, Inc., 5.250%, 06/15/2026	284,471	0.1
175,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	158,584	0.1
26,000		Home Depot, Inc./The, 3.625%, 04/15/2052	23,439	0.0
163,000		HP, Inc., 4.000%, 04/15/2029	157,375	0.1
31,000	(2)	Huntington Bancshares, Inc./OH, 5.023%, 05/17/2033	31,670	0.0
230,000	(1)	Ingevity Corp., 3.875%, 11/01/2028	204,391	0.1
322,000		Intel Corp., 3.250%, 11/15/2049	262,638	0.1
61,000	(3)	Intel Corp., 4.750%, 03/25/2050	62,122	0.0
69,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	60,266	0.0
121,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	112,260	0.0
206,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	213,060	0.1
86,000		International Business Machines Corp., 4.150%, 07/27/2027	88,024	0.0
86,000		International Business Machines Corp., 4.400%, 07/27/2032	88,360	0.0
88,000		International Business Machines Corp., 4.900%, 07/27/2052	88,850	0.0
43,000	(1)	International Flavors & Fragrances, Inc., 3.268%, 11/15/2040	34,267	0.0
50,000		Interstate Power and Light Co., 3.100%, 11/30/2051	38,508	0.0
224,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	213,619	0.1
116,000		John Deere Capital Corp., 3.350%, 04/18/2029	115,451	0.0
135,000		Johnson & Johnson, 3.625%, 03/03/2037	134,449	0.1
628,000	(2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	561,724	0.2
230,000	(2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	209,823	0.1
116,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	100,779	0.0
193,000	(2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	185,510	0.1
178,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	168,389	0.1
919,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	895,251	0.3
119,000	(2)	JPMorgan Chase & Co., 3.157%, 04/22/2042	97,315	0.0
691,000	(2)	JPMorgan Chase & Co., 3.782%, 02/01/2028	679,223	0.2
500,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	503,330	0.2
100,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	89,757	0.0
306,000	(2)	JPMorgan Chase & Co., 4.565%, 06/14/2030	307,915	0.1
156,000	(2)	JPMorgan Chase & Co., 4.912%, 07/25/2033	162,807	0.1
530,000	(2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	516,368	0.2
92,000		Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	90,860	0.0
98,000		Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	91,948	0.0
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	228,757	0.1
130,000		Kinder Morgan, Inc., 5.450%, 08/01/2052	130,511	0.0
91,000		KLA Corp., 4.950%, 07/15/2052	98,086	0.0
62,000		KLA Corp., 5.250%, 07/15/2062	68,128	0.0
166,000		Kraft Heinz Foods Co., 4.625%, 10/01/2039	151,932	0.1
131,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	150,204	0.1
450,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	384,759	0.1
210,000	(1)	Lamb Weston Holdings, Inc., 4.375%, 01/31/2032	197,306	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

98,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	98,048	0.0
76,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	68,890	0.0
48,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	43,473	0.0
168,000	(1)	Magallanes, Inc., 3.755%, 03/15/2027	161,576	0.1
36,000	(1)	Magallanes, Inc., 4.279%, 03/15/2032	33,624	0.0
40,000	(1)	Magallanes, Inc., 5.050%, 03/15/2042	35,577	0.0
91,000	(1)	Magallanes, Inc., 5.141%, 03/15/2052	80,255	0.0
154,000	(1)	Mars, Inc., 2.375%, 07/16/2040	117,420	0.0
225,000	(1)	Medline Borrower L.P., 3.875%, 04/01/2029	203,663	0.1
428,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	414,536	0.1
193,000		Mississippi Power Co., 4.250%, 03/15/2042	176,479	0.1
250,000	(2)	Morgan Stanley, 0.560%, 11/10/2023	247,768	0.1
276,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	251,506	0.1
330,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	278,574	0.1
162,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	139,119	0.1
292,000	(2)	Morgan Stanley, 2.630%, 02/18/2026	281,580	0.1
691,000		Morgan Stanley, 3.125%, 07/27/2026	676,494	0.2
545,000		Morgan Stanley, 4.100%, 05/22/2023	547,242	0.2
500,000		Morgan Stanley, 4.875%, 11/01/2022	502,326	0.2
60,000	(2)	Morgan Stanley, 4.889%, 07/20/2033	62,452	0.0
304,000	(2)	Morgan Stanley, 5.297%, 04/20/2037	306,525	0.1
600,000		Mosaic Co/The, 3.250%, 11/15/2022	600,054	0.2
366,000		MPLX L.P., 4.000%, 03/15/2028	357,070	0.1
215,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	185,567	0.1
500,000		Mylan, Inc., 4.200%, 11/29/2023	500,530	0.2
155,000		Mylan, Inc., 5.200%, 04/15/2048	125,469	0.0
286,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	286,576	0.1
200,000		Navient Corp., 5.000%, 03/15/2027	181,141	0.1
188,000	(1),(3)	Nestle Holdings, Inc., 1.500%, 09/14/2028	170,417	0.1
77,000		NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	82,356	0.0
149,000		Northern States Power Co/MN, 3.600%, 09/15/2047	131,048	0.0
190,000	(1)	Novelis Corp., 4.750%, 01/30/2030	176,035	0.1
50,000		Nucor Corp., 3.125%, 04/01/2032	45,282	0.0
60,000		Nucor Corp., 4.300%, 05/23/2027	60,873	0.0
59,000		ONEOK, Inc., 3.100%, 03/15/2030	52,366	0.0
291,000		Oracle Corp., 2.800%, 04/01/2027	274,166	0.1
504,000		Oracle Corp., 2.950%, 05/15/2025	491,831	0.2
87,000		Oracle Corp., 3.800%, 11/15/2037	71,706	0.0
108,000		Oracle Corp., 3.950%, 03/25/2051	83,807	0.0
44,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	43,679	0.0
106,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	107,768	0.0
106,000		O'Reilly Automotive, Inc., 4.700%, 06/15/2032	109,234	0.0
250,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	236,714	0.1
27,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	20,166	0.0
22,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	16,503	0.0
36,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	28,114	0.0
162,000		Parker-Hannifin Corp., 4.500%, 09/15/2029	166,184	0.1
253,000	(2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	224,403	0.1
61,000	(3)	PayPal Holdings, Inc., 4.400%, 06/01/2032	63,330	0.0
59,000		PayPal Holdings, Inc., 5.050%, 06/01/2052	61,495	0.0
80,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	83,835	0.0
184,000		PECO Energy Co., 4.150%, 10/01/2044	175,629	0.1
170,000		PepsiCo, Inc., 3.900%, 07/18/2032	175,905	0.1
84,000		Phillips 66, 3.850%, 04/09/2025	84,915	0.0
139,000	(1)	Pilgrim's Pride Corp., 3.500%, 03/01/2032	117,674	0.0
251,000	(1)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	225,513	0.1
301,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	296,199	0.1
188,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	170,771	0.1
385,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	322,623	0.1
259,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	248,714	0.1
200,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	189,370	0.1
225,000	(1)	Prestige Brands, Inc., 3.750%, 04/01/2031	193,804	0.1
230,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	199,017	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

171,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	149,570	0.1
42,000		Public Storage, 1.950%, 11/09/2028	37,381	0.0
50,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	39,112	0.0
220,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	220,461	0.1
32,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	26,268	0.0
148,000		Reynolds American, Inc., 5.700%, 08/15/2035	142,270	0.1
100,000		Reynolds American, Inc., 5.850%, 08/15/2045	88,238	0.0
193,000		Reynolds American, Inc., 6.150%, 09/15/2043	178,852	0.1
210,000	(1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	173,404	0.1
135,000		Roper Technologies, Inc., 1.750%, 02/15/2031	110,391	0.0
31,000		Ross Stores, Inc., 4.700%, 04/15/2027	31,789	0.0
28,000		S&P Global, Inc., 1.250%, 08/15/2030	23,147	0.0
110,000	(1)	S&P Global, Inc., 2.700%, 03/01/2029	103,531	0.0
73,000	(1)	S&P Global, Inc., 2.900%, 03/01/2032	67,746	0.0
111,000	(1)	S&P Global, Inc., 3.700%, 03/01/2052	100,609	0.0
260,000		Salesforce, Inc., 2.700%, 07/15/2041	213,822	0.1
215,000		Seagate HDD Cayman, 3.375%, 07/15/2031	173,045	0.1
124,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	110,318	0.0
88,000		Selective Insurance Group, Inc., 5.375%, 03/01/2049	85,883	0.0
166,000	(2)	Sempra Energy, 4.125%, 04/01/2052	140,522	0.1
230,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	200,160	0.1
644,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	627,282	0.2
215,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	201,869	0.1
220,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	196,881	0.1
200,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	196,774	0.1
245,000	(1)	Sonic Automotive, Inc., 4.875%, 11/15/2031	200,055	0.1
46,000		Southern California Edison Co., 3.650%, 02/01/2050	36,768	0.0
85,000		Southern Co/The, 5.113%, 08/01/2027	87,170	0.0
32,000		Southwest Gas Corp., 4.050%, 03/15/2032	30,177	0.0
230,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	201,236	0.1
200,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	188,569	0.1
117,000		Sun Communities Operating L.P., 4.200%, 04/15/2032	109,388	0.0
61,000		Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	59,610	0.0
39,000		Targa Resources Corp., 5.200%, 07/01/2027	39,734	0.0
52,000		Targa Resources Corp., 6.250%, 07/01/2052	54,830	0.0
215,000	(1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	185,618	0.1
225,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	209,723	0.1
230,000		Time Warner Cable LLC, 5.875%, 11/15/2040	220,466	0.1
552,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	495,339	0.2
297,000		T-Mobile USA, Inc., 3.000%, 02/15/2041	231,279	0.1
737,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	725,699	0.2
55,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	52,939	0.0
97,000		Toyota Motor Credit Corp., 1.900%, 01/13/2027	91,086	0.0
90,000		Toyota Motor Credit Corp., 4.450%, 06/29/2029	93,799	0.0
127,000		Union Pacific Corp., 3.500%, 02/14/2053	109,793	0.0
639,000		UnitedHealth Group, Inc., 2.300%, 05/15/2031	579,870	0.2
181,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	147,692	0.1
94,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	80,106	0.0
47,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	42,847	0.0
61,000		UnitedHealth Group, Inc., 4.200%, 05/15/2032	63,775	0.0
25,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	26,543	0.0
107,166		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	106,027	0.0
22,995		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	21,202	0.0
300,000		Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	284,083	0.1
84,000		Verizon Communications, Inc., 2.355%, 03/15/2032	72,619	0.0
175,000		Verizon Communications, Inc., 3.400%, 03/22/2041	149,261	0.1
119,000		Verizon Communications, Inc., 3.550%, 03/22/2051	99,990	0.0
186,000		Verizon Communications, Inc., 3.700%, 03/22/2061	152,819	0.1
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	235,743	0.1
135,000		Verizon Communications, Inc., 4.125%, 08/15/2046	124,726	0.0
179,000		Verizon Communications, Inc., 4.400%, 11/01/2034	178,963	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

154,000		Verizon Communications, Inc., 4.812%, 03/15/2039	158,335	0.1
215,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	203,093	0.1
175,000		Viatris, Inc., 2.700%, 06/22/2030	143,549	0.1
35,000		Viatris, Inc., 3.850%, 06/22/2040	25,594	0.0
86,000		Viatris, Inc., 4.000%, 06/22/2050	59,718	0.0
100,000	(1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	99,939	0.0
207,000		VMware, Inc., 1.400%, 08/15/2026	186,512	0.1
92,000		VMware, Inc., 1.800%, 08/15/2028	78,636	0.0
350,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	337,124	0.1
92,000		Wells Fargo & Co., 3.000%, 10/23/2026	89,268	0.0
101,000	(2)	Wells Fargo & Co., 4.611%, 04/25/2053	99,062	0.0
160,000	(2)	Wells Fargo & Co., 4.897%, 07/25/2033	166,004	0.1
450,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	395,213	0.1
230,000	(1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	200,693	0.1
225,000	(1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	197,498	0.1
			65,224,640	21.5

	Total Corporate Bonds/Notes
	(Cost $115,046,239)		103,467,753	34.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.6%
		United States: 15.6%
287,767	(2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.224%, 05/25/2036	263,752	0.1
105,157		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	55,819	0.0
154,791		Alternative Loan Trust 2007-23CB A3, 2.759%, (US0001M + 0.500%), 09/25/2037	72,273	0.0
336,418		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	199,141	0.1
293,322		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	265,984	0.1
69,018		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.759%, (US0001M + 0.500%), 11/25/2035	35,856	0.0
177,707	(1),(2)	CSMC Trust 2015-2 B3, 3.901%, 02/25/2045	172,166	0.1
127,233	(1),(2)	CSMC Trust 2015-3 B1, 3.843%, 03/25/2045	123,575	0.0
2,959,324	(5)	Fannie Mae 2005-18 SC, 2.391%, (-1.000*US0001M + 4.650%), 03/25/2035	197,128	0.1
731,726	(5)	Fannie Mae 2008-41 S, 4.541%, (-1.000*US0001M + 6.800%), 11/25/2036	137,088	0.1
2,170,278	(5)	Fannie Mae 2009-106 SA, 3.991%, (-1.000*US0001M + 6.250%), 01/25/2040	263,293	0.1
325,533		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.759%, (US0001M + 2.500%), 05/25/2030	329,241	0.1
280,283		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.259%, (US0001M + 2.000%), 03/25/2031	280,212	0.1
46,301	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 4.559%, (US0001M + 2.300%), 08/25/2031	46,256	0.0
99,740	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.659%, (US0001M + 2.400%), 04/25/2031	99,650	0.0
37,191	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 4.709%, (US0001M + 2.450%), 07/25/2031	37,182	0.0
29,711	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 4.359%, (US0001M + 2.100%), 09/25/2039	29,715	0.0
337,150	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 4.309%, (US0001M + 2.050%), 01/25/2040	337,357	0.1
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 5.909%, (US0001M + 3.650%), 02/25/2040	985,298	0.3
104,760		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	112,223	0.0
81,080		Fannie Mae REMIC Trust 2005-74 DK, 14.964%, (-4.000*US0001M + 24.000%), 07/25/2035	105,468	0.0
85,277		Fannie Mae REMIC Trust 2006-104 ES, 22.155%, (-5.000*US0001M + 33.450%), 11/25/2036	137,243	0.1
1,068,319	(5)	Fannie Mae REMIC Trust 2007-36 SN, 4.511%, (-1.000*US0001M + 6.770%), 04/25/2037	154,048	0.1
59,785		Fannie Mae REMIC Trust 2007-55 DS, 9.353%, (-2.500*US0001M + 15.000%), 06/25/2037	63,630	0.0
595,700	(5)	Fannie Mae REMIC Trust 2008-53 FI, 3.841%, (-1.000*US0001M + 6.100%), 07/25/2038	62,257	0.0
684,696	(5)	Fannie Mae REMIC Trust 2008-58 SM, 3.841%, (-1.000*US0001M + 6.100%), 07/25/2038	73,191	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

147,528		Fannie Mae REMIC Trust 2009-66 SL, 10.123%, (-3.333*US0001M + 15.833%), 09/25/2039	178,919	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 10.290%, (-3.333*US0001M + 16.000%), 09/25/2039	114,358	0.0
3,023,564	(5)	Fannie Mae REMIC Trust 2010-123 SL, 3.811%, (-1.000*US0001M + 6.070%), 11/25/2040	328,743	0.1
2,922,488	(5)	Fannie Mae REMIC Trust 2011-55 SK, 4.301%, (-1.000*US0001M + 6.560%), 06/25/2041	445,636	0.2
1,201,009	(5)	Fannie Mae REMIC Trust 2011-86 NS, 3.691%, (-1.000*US0001M + 5.950%), 09/25/2041	136,394	0.0
165,217	(5)	Fannie Mae REMIC Trust 2012-10 US, 4.191%, (-1.000*US0001M + 6.450%), 02/25/2042	23,982	0.0
889,161	(5)	Fannie Mae REMIC Trust 2012-24 HS, 4.291%, (-1.000*US0001M + 6.550%), 09/25/2040	49,916	0.0
576,342	(5)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	42,570	0.0
5,166,730	(5)	Fannie Mae REMICS 2015-34 DI, 6.500%, 06/25/2045	1,168,344	0.4
15,191,895	(5)	Fannie Mae REMICS 2015-58 KI, 6.000%, 03/25/2037	2,916,956	1.0
7,335,062	(5)	Fannie Mae REMICS 2015-59 SK, 3.391%, (-1.000*US0001M + 5.650%), 08/25/2045	804,559	0.3
13,269,012	(5)	Fannie Mae REMICS 2016-54 SL, 3.741%, (-1.000*US0001M + 6.000%), 08/25/2046	2,047,256	0.7
7,240,361	(5)	Fannie Mae REMICS 2020-24 IB, 3.000%, 04/25/2050	1,084,572	0.4
425,406	(5)	Fannie Mae Series 2007-9 SE, 3.821%, (-1.000*US0001M + 6.080%), 03/25/2037	58,269	0.0
748,781	(5)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	72,861	0.0
909,254	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.012%, 04/25/2048	848,442	0.3
154,991	(5)	Freddie Mac REMIC Trust 2303 SY, 6.701%, (-1.000*US0001M + 8.700%), 04/15/2031	23,464	0.0
827,647	(5)	Freddie Mac REMIC Trust 2989 GU, 5.001%, (-1.000*US0001M + 7.000%), 02/15/2033	92,237	0.0
747,671	(5)	Freddie Mac REMIC Trust 3271 SB, 4.051%, (-1.000*US0001M + 6.050%), 02/15/2037	86,962	0.0
2,396,001	(5)	Freddie Mac REMIC Trust 3424 HI, 3.901%, (-1.000*US0001M + 5.900%), 04/15/2038	292,745	0.1
485,185	(5)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	64,031	0.0
2,847,117	(5)	Freddie Mac REMIC Trust 3856 KS, 4.551%, (-1.000*US0001M + 6.550%), 05/15/2041	362,868	0.1
524,850	(5)	Freddie Mac REMIC Trust 3925 SD, 4.051%, (-1.000*US0001M + 6.050%), 07/15/2040	26,413	0.0
466,587	(5)	Freddie Mac REMIC Trust 4077 SM, 4.701%, (-1.000*US0001M + 6.700%), 08/15/2040	12,037	0.0
622,959	(5)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	53,987	0.0
977,475	(5)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	114,428	0.0
1,522,244	(5)	Freddie Mac REMICS 3693 SC, 4.501%, (-1.000*US0001M + 6.500%), 07/15/2040	241,432	0.1
969,253		Freddie Mac REMICS 3792 DS, 4.601%, (-1.000*US0001M + 6.600%), 11/15/2040	21,469	0.0
1,280,109	(5)	Freddie Mac REMICS 4040 SW, 4.631%, (-1.000*US0001M + 6.630%), 05/15/2032	142,818	0.1
10,167,790	(5)	Freddie Mac REMICS 4096 SB, 4.001%, (-1.000*US0001M + 6.000%), 08/15/2042	1,508,756	0.5
6,359,336	(5)	Freddie Mac REMICS 4480 WS, 4.181%, (-1.000*US0001M + 6.180%), 06/15/2045	946,393	0.3
1,659,521	(5)	Freddie Mac REMICS 4623 MS, 4.001%, (-1.000*US0001M + 6.000%), 10/15/2046	260,348	0.1
14,232,808	(5)	Freddie Mac REMICS 4695 IO, 4.500%, 10/15/2041	2,570,435	0.9
1,391,623		Freddie Mac REMICS 4800 MZ, 4.000%, 06/15/2048	1,438,263	0.5
1,490,026		Freddie Mac REMICS 4879 ZA, 4.000%, 05/15/2049	1,526,490	0.5
5,657,866	(5)	Freddie Mac REMICS 5052 KI, 4.000%, 12/25/2050	1,047,788	0.4
283,691	(1)	Freddie Mac STACR 2019-HQA3 M2, 4.109%, (US0001M + 1.850%), 09/25/2049	282,174	0.1
140,550	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 4.159%, (US0001M + 1.900%), 01/25/2050	139,209	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

232,365	(1)	Freddie Mac STACR REMIC Trust 2020-HQA2 M2, 5.359%, (US0001M + 3.100%), 03/25/2050	232,912	0.1
18,801	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 5.859%, (US0001M + 3.600%), 07/25/2050	18,828	0.0
700,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 3.614%, (SOFR30A + 2.100%), 09/25/2041	628,186	0.2
1,000,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 3.364%, (SOFR30A + 1.850%), 01/25/2042	924,455	0.3
1,100,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 6.764%, (SOFR30A + 5.250%), 03/25/2042	1,088,315	0.4
362,612	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 4.309%, (US0001M + 2.050%), 07/25/2049	364,002	0.1
192,320	(2),(5)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	18,173	0.0
501,759	(2),(5)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	70,453	0.0
3,696,799	(5)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	324,640	0.1
8,228,158	(5)	Freddie Mac Strips 351 C22, 3.500%, 02/15/2046	1,441,408	0.5
6,432,677	(5)	Freddie Mac Strips 351 C23, 4.000%, 02/15/2046	1,213,360	0.4
1,565,285	(2),(5)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	79,998	0.0
1,891,191	(2),(5)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	126,274	0.0
1,224,892	(2),(5)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	104,912	0.0
3,496,381	(2),(5)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	626,320	0.2
6,811,102	(2),(5)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	1,133,641	0.4
301		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 6.159%, (US0001M + 3.900%), 12/25/2027	301	0.0
286,166	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	282,763	0.1
180,994		Ginnie Mae Series 2007-8 SP, 15.154%, (-3.242*US0001M + 22.049%), 03/20/2037	245,206	0.1
13,966,657	(5)	Ginnie Mae Series 2009-106 CM, 4.444%, (-1.000*US0001M + 6.600%), 01/16/2034	985,951	0.3
1,099,487	(5)	Ginnie Mae Series 2010-116 NS, 4.494%, (-1.000*US0001M + 6.650%), 09/16/2040	127,566	0.0
172,240	(5)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	11,768	0.0
1,006,924	(5)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	39,754	0.0
72,381	(5)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	1,067	0.0
964,737	(5)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	121,989	0.0
505,953	(5)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	24,738	0.0
10,417,901	(5)	Ginnie Mae Series 2015-10 IX, 4.500%, 01/20/2045	1,955,993	0.6
1,068,098	(5)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	82,708	0.0
4,289,629	(5)	Ginnie Mae Series 2016-161 CI, 5.500%, 11/20/2046	835,918	0.3
7,024,844	(5)	Ginnie Mae Series 2019-89 QI, 4.000%, 04/20/2046	1,062,320	0.4
178,378		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.679%, (US0001M + 0.210%), 04/25/2036	153,883	0.1
14,752	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	14,558	0.0
18,035	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	17,689	0.0
861,099	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	751,259	0.3
383,086	(1),(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	333,758	0.1
398,392	(1),(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	382,984	0.1
65,309	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	63,233	0.0
108,849	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	104,894	0.0
3,170	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	3,145	0.0
22,558	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	22,252	0.0
78,966	(1),(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	71,634	0.0
490,077	(1),(2)	JP Morgan Mortgage Trust 2022-4 A17A, 3.000%, 10/25/2052	445,459	0.2
333,047	(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	291,400	0.1
65,096	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	63,712	0.0
183,694	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	177,098	0.1
579,802	(1),(2)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	505,930	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

929,614	(1),(2)	RCKT Mortgage Trust 2021-1 A1, 2.500%, 03/25/2051	825,538	0.3
30,876	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	30,209	0.0
300,000	(1),(2)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	243,906	0.1
3,341	(2),(6)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	3,163	0.0
1,000,000	(1),(2)	Verus Securitization Trust 2021-1 M1, 1.968%, 01/25/2066	828,050	0.3
6,276,306	(2),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.508%, 08/25/2045	60,340	0.0
42,538	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.030%, 10/25/2036	40,792	0.0
142,850	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.235%, 08/25/2046	133,470	0.0
293,457	(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.337%, 12/25/2036	274,876	0.1
391,849		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	340,158	0.1
79,428		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.689%, (US0001M + 0.430%), 06/25/2037	64,203	0.0
402,407	(1),(2)	Wells Fargo Mortgage Backed Securities 2021-1 A17 Trust, 2.500%, 12/25/2050	352,026	0.1
302,876	(1),(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.757%, 08/20/2045	280,333	0.1

	Total Collateralized Mortgage Obligations
	(Cost $50,035,724)		47,269,441	15.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.0%
		Federal Home Loan Mortgage Corporation: 0.2%(7)
493,220		3.500%,01/01/2048	495,980	0.2
58,319		4.000%,09/01/2045	59,896	0.0
56,788		4.000%,09/01/2045	58,317	0.0
81,711		4.000%,05/01/2046	83,886	0.0
			698,079	0.2

		Federal National Mortgage Association: 0.4%(7)
1,056,191		3.500%,03/01/2043	1,068,037	0.4

		Government National Mortgage Association: 2.4%
2,404,163		2.500%,05/20/2051	2,288,807	0.8
620,000	(8)	2.500%,08/15/2052	587,456	0.2
4,350,000	(8)	3.000%,08/15/2052	4,238,064	1.4
87,852		4.500%,08/20/2041	92,275	0.0
12,190		5.500%,03/20/2039	13,162	0.0
			7,219,764	2.4

		Uniform Mortgage-Backed Securities: 17.0%
10,039,000	(8)	2.000%,08/15/2052	9,031,963	3.0
46,900		2.500%,06/01/2030	46,263	0.0
34,031		2.500%,06/01/2030	33,569	0.0
21,757		2.500%,07/01/2030	21,462	0.0
6,439,000	(8)	2.500%,08/15/2052	6,002,420	2.0
119,724		3.500%,06/01/2034	122,116	0.0
2,700,000	(8)	3.500%,09/15/2052	2,665,566	0.9
51,531		4.000%,05/01/2045	52,916	0.0
940,911		4.000%,04/01/2049	959,151	0.3
16,100,000	(8)	4.000%,08/15/2052	16,184,902	5.3
152,342		4.500%,12/01/2040	158,748	0.1
83,283		4.500%,12/01/2040	86,783	0.0
15,700,000	(8)	4.500%,09/15/2052	15,949,802	5.3
134,716		5.000%,05/01/2041	142,235	0.1
79,616		5.000%,06/01/2041	84,091	0.0
			51,541,987	17.0

	Total U.S. Government Agency Obligations
	(Cost $59,833,384)		60,527,867	20.0

SOVEREIGN BONDS: 15.4%
		Australia: 0.2%
AUD 837,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	471,044	0.2

		Canada: 0.2%
CAD 1,100,000		Canadian Government Bond, 2.000%, 12/01/2051	725,826	0.2

		China: 7.6%
CNY 4,500,000		China Government Bond, 2.690%, 08/12/2026	673,677	0.2
CNY 50,420,000		China Government Bond, 2.850%, 06/04/2027	7,589,605	2.5
CNY 21,430,000		China Government Bond, 3.130%, 11/21/2029	3,258,682	1.1
CNY 29,170,000		China Government Bond, 3.250%, 06/06/2026	4,463,322	1.5
CNY 34,570,000		China Government Bond, 3.250%, 11/22/2028	5,308,970	1.7
CNY 1,110,000		China Government Bond, 3.290%, 05/23/2029	171,002	0.1
CNY 9,950,000		China Government Bond, 4.080%, 10/22/2048	1,681,498	0.5
			23,146,756	7.6

		Colombia: 0.3%
250,000	(3)	Colombia Government International Bond, 3.000%, 01/30/2030	202,018	0.1
200,000		Colombia Government International Bond, 5.200%, 05/15/2049	148,157	0.0
COP 2,551,900,000		Colombian TES, 7.750%, 09/18/2030	463,137	0.2
			813,312	0.3

		Croatia: 0.1%
EUR 300,000		Croatia Government International Bond, 1.125%, 06/19/2029	279,984	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

		Dominican Republic: 0.3%
200,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	173,676	0.1
200,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	168,698	0.1
200,000	(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	156,892	0.0
300,000	(1)	Dominican Republic International Bond, 6.000%, 02/22/2033	273,117	0.1
			772,383	0.3

		Egypt: 0.2%
400,000	(1)	Egypt Government International Bond, 5.875%, 02/16/2031	247,100	0.1
200,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	126,438	0.1
200,000	(1)	Egypt Government International Bond, 8.750%, 09/30/2051	117,870	0.0
			491,408	0.2

		Germany: 0.0%
EUR 9,700		Bundesobligation, 0.210%, 04/14/2023	9,899	0.0
EUR 30,000		Bundesrepublik Deutschland Bundesanleihe, 0.350%, 08/15/2026	30,231	0.0
EUR 60,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	61,256	0.0
EUR 40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	41,768	0.0
			143,154	0.0

		Hungary: 0.1%
300,000	(1)	Hungary Government International Bond, 5.250%, 06/16/2029	304,627	0.1

		Indonesia: 0.3%
IDR 13,833,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	1,009,555	0.3

		Italy: 0.5%
EUR 641,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	711,126	0.2
EUR 641,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	778,138	0.3
			1,489,264	0.5

		Ivory Coast: 0.2%
EUR 200,000	(1)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	153,057	0.1
376,167	(2),(6)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	333,243	0.1
			486,300	0.2

		Malaysia: 1.3%
MYR 18,342,000		Malaysia Government Bond, 3.828%, 07/05/2034	3,993,627	1.3

		Mexico: 0.1%
200,000	(3)	Mexico Government International Bond, 3.250%, 04/16/2030	182,468	0.1
200,000		Mexico Government International Bond, 3.750%, 04/19/2071	138,206	0.0
			320,674	0.1

		Morocco: 0.1%
200,000	(1)	Morocco Government International Bond, 2.375%, 12/15/2027	171,000	0.0
200,000		Morocco Government International Bond, 4.250%, 12/11/2022	199,890	0.1
			370,890	0.1

		Nigeria: 0.0%
200,000		Nigeria Government International Bond, 7.875%, 02/16/2032	143,369	0.0

		Oman: 0.1%
200,000		Oman Government International Bond, 6.000%, 08/01/2029	200,199	0.0
200,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	212,538	0.1
			412,737	0.1

		Panama: 0.1%
200,000		Panama Government International Bond, 3.298%, 01/19/2033	173,845	0.0
200,000		Panama Government International Bond, 3.875%, 03/17/2028	194,529	0.1
			368,374	0.1

		Peru: 0.4%
PEN 4,000,000		Peru Government Bond, 6.350%, 08/12/2028	940,021	0.3
200,000		Peruvian Government International Bond, 1.862%, 12/01/2032	159,332	0.1
200,000		Peruvian Government International Bond, 2.780%, 12/01/2060	136,252	0.0
75,000		Peruvian Government International Bond, 5.625%, 11/18/2050	82,261	0.0
			1,317,866	0.4

		Portugal: 0.6%
EUR 1,664,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,768,167	0.6

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

		Romania: 0.5%
RON 5,510,000		Romania Government Bond, 3.250%, 04/29/2024	1,055,607	0.4
EUR 200,000	(1)	Romanian Government International Bond, 2.625%, 12/02/2040	130,324	0.0
480,000	(1),(3)	Romanian Government International Bond, 3.000%, 02/14/2031	396,388	0.1
			1,582,319	0.5

		Russia: 0.2%
RUB 47,938,000	(4)	Russian Federal Bond - OFZ, 6.900%, 05/23/2029	180,608	0.1
200,000	(4)	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	80,000	0.0
400,000	(1),(4)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/2023	212,000	0.1
			472,608	0.2

		Saudi Arabia: 0.1%
200,000	(1)	Saudi Government International Bond, 3.450%, 02/02/2061	160,919	0.1

		South Africa: 0.4%
250,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	229,675	0.1
900,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	828,688	0.3
			1,058,363	0.4

		Spain: 0.8%
EUR 1,284,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,321,626	0.4
EUR 1,092,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,176,364	0.4
			2,497,990	0.8

		Thailand: 0.4%
THB 1,200,000		Thailand Government Bond, 0.750%, 06/17/2024	32,033	0.0
THB 41,793,000		Thailand Government Bond, 2.875%, 12/17/2028	1,166,779	0.4
			1,198,812	0.4

		Turkey: 0.2%
800,000		Turkey Government International Bond, 4.875%, 10/09/2026	657,576	0.2

		Ukraine: 0.1%
250,000		Ukraine Government International Bond, 7.253%, 03/15/2033	49,000	0.0
525,000		Ukraine Government International Bond, 7.375%, 09/25/2032	102,900	0.0
800,000		Ukraine Government International Bond, 7.750%, 09/01/2025	150,000	0.1
			301,900	0.1

		Uruguay: 0.0%
75,000		Uruguay Government International Bond, 4.375%, 10/27/2027	78,145	0.0

	Total Sovereign Bonds
	(Cost $53,164,735)		46,837,949	15.4

U.S. TREASURY OBLIGATIONS: 9.5%
		U.S. Treasury Bonds: 0.5%
3,600		1.625%,11/15/2050	2,596	0.0
1,382,700		2.250%,02/15/2052	1,166,437	0.4
458,800		3.250%,05/15/2042	459,445	0.1
			1,628,478	0.5

		U.S. Treasury Notes: 9.0%
3,565,000		0.125%,05/31/2023	3,482,145	1.2
771,000		0.250%,06/15/2024	733,820	0.2
322,400		0.500%,11/30/2023	312,123	0.1
1,055,800		0.875%,01/31/2024	1,023,631	0.3
219,700		1.125%,02/15/2031	194,546	0.1
244,700		1.250%,11/30/2026	230,018	0.1
1,027,800		1.250%,09/30/2028	941,300	0.3
107,000		1.500%,02/15/2025	103,426	0.0
439,000		1.500%,01/31/2027	416,467	0.1
408,600		1.500%,11/30/2028	379,376	0.1
5,000		2.750%,04/30/2027	5,008	0.0
800,000		2.750%,07/31/2027	801,688	0.3
1,039,600		2.875%,06/15/2025	1,040,696	0.3
3,141,500		2.875%,05/15/2032	3,198,194	1.1
2,435,000		3.000%,06/30/2024	2,438,710	0.8
7,519,000		3.000%,07/31/2024	7,533,686	2.5
1,434,500		3.000%,07/15/2025	1,441,785	0.5
663,800		3.250%,06/30/2027	680,473	0.2
2,271,000		3.250%,06/30/2029	2,348,888	0.8
			27,305,980	9.0

	Total U.S. Treasury Obligations
	(Cost $29,016,891)		28,934,458	9.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.1%
		United States: 7.1%
500,000	(2)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	467,990	0.2
6,552,821	(2),(5)	BANK 2017-BNK5 XA, 0.947%, 06/15/2060	231,358	0.1
962,195	(2),(5)	BANK 2019-BNK16 XA, 0.942%, 02/15/2052	45,317	0.0
280,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	217,543	0.1
1,418,909	(2),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.035%, 03/15/2052	74,761	0.0
10,394,169	(2),(5)	Benchmark 2020-B21 xa Mortgage Trust, 1.455%, 12/17/2053	892,841	0.3
6,450,294	(2),(5)	Benchmark 2021-B23 XA Mortgage Trust, 1.274%, 02/15/2054	487,754	0.2
1,888,000	(1)	BX Commercial Mortgage Trust 2021-IRON E, 4.349%, (US0001M + 2.350%), 02/15/2038	1,800,727	0.6
2,809,007	(2),(5)	CD 2016-CD1 Mortgage Trust XA, 1.369%, 08/10/2049	115,547	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

360,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.430%, 08/10/2049	260,222	0.1
8,581,000	(2),(5)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.836%, 08/10/2049	254,010	0.1
3,360,013	(2),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.076%, 10/12/2050	140,289	0.0
14,929,185	(1),(2),(5)	COMM 2012-LTRT XA, 0.807%, 10/05/2030	337	0.0
200,000	(1),(2)	COMM 2013-CR10 E Mortgage Trust, 4.869%, 08/10/2046	187,156	0.1
5,962,123	(2),(5)	COMM 2016-CR28 XA, 0.687%, 02/10/2049	113,012	0.0
350,000	(1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	243,577	0.1
960,000	(1)	CSWF 2021-SOP2 D, 4.316%, (US0001M + 2.317%), 06/15/2034	898,637	0.3
530,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.483%, 08/10/2049	418,771	0.1
29,987	(1),(9)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	29,731	0.0
3,503,214		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	527,599	0.2
7,093,198	(2),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.882%, 11/25/2030	414,757	0.1
3,593,445	(2),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.330%, 07/25/2035	447,775	0.1
5,549,068	(2),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.870%, 10/25/2035	445,566	0.1
25,910,612	(2),(5)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.385%, 04/25/2030	589,235	0.2
4,000,000	(1),(10)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	2,415,821	0.8
50,982,268	(1),(5)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	191,082	0.1
5,680,000	(1),(5)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	27,117	0.0
557,000	(1),(5)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	457,760	0.2
379,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.830%, 01/29/2052	296,954	0.1
413,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.290%, 01/27/2052	282,334	0.1
215,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 C728, 0.470%, 08/27/2050	188,411	0.1
220,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.650%, 05/27/2048	185,789	0.1
266,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.130%, 11/27/2049	195,538	0.1
186,000	(1),(5)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	138,069	0.0
216,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.560%, 01/27/2052	136,331	0.0
215,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 D728, 0.640%, 01/29/2052	177,903	0.1
291,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.180%, 12/27/2045	278,913	0.1
173,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.680%, 10/27/2047	145,651	0.0
220,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.900%, 05/27/2048	174,475	0.1
72,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.220%, 12/27/2045	68,369	0.0
116,000	(1),(11)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.770%, 01/29/2052	92,557	0.0
1,760,000	(1),(2)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.591%, 10/10/2032	1,723,471	0.6
4,064,945	(2),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.001%, 11/10/2046	35,316	0.0
7,569,483	(2),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.018%, 05/10/2050	302,406	0.1
600,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	551,713	0.2
460,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	413,644	0.1
3,794,556	(1),(2),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.788%, 03/10/2050	83,375	0.0
1,320,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.574%, 11/15/2045	1,291,353	0.4
21,550,000	(1),(2),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.428%, 12/15/2047	216,621	0.1
500,000	(9)	RFM 2022-WF1, 3.750%, 05/27/2027	500,000	0.2
5,155,947	(2),(5)	Wells Fargo Commercial Mortgage Trust 2020-C55 XA, 1.302%, 02/15/2053	378,503	0.1
630,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.230%, 03/15/2045	563,090	0.2
330,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.958%, 06/15/2046	273,908	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

4,096,216	(2),(5)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.917%, 03/15/2046	35,399	0.0
12,563,208	(2),(5)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 0.976%, 03/15/2047	127,718	0.0
300,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	259,893	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $22,718,192)		21,513,996	7.1

ASSET-BACKED SECURITIES: 7.8%
		United States: 7.8%
1,650,000	(1)	AGL CLO 11 Ltd. 2021-11A AJ, 3.862%, (US0003M + 1.350%), 04/15/2034	1,568,554	0.5
250,000	(1)	AIG CLO 2021-1A C, 4.509%, (US0003M + 1.750%), 04/22/2034	230,161	0.1
1,550,000	(1)	Allegro CLO IV Ltd. 2016-1A CR2, 4.512%, (US0003M + 2.000%), 01/15/2030	1,485,173	0.5
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 4.433%, (US0003M + 1.950%), 04/14/2029	486,914	0.2
400,000	(1)	Apidos CLO XXIV 2016-24A BRR, 4.760%, (US0003M + 2.050%), 10/20/2030	378,091	0.1
300,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 4.140%, (US0003M + 1.400%), 10/17/2030	290,543	0.1
750,000	(1)	Barings Clo Ltd. 2019-4A C, 5.312%, (US0003M + 2.800%), 01/15/2033	736,733	0.2
1,190,000	(1)	BDS 2020-FL5 C Ltd., 4.266%, (TSFR1M + 2.050%), 02/16/2037	1,141,616	0.4
500,000	(1)	BlueMountain CLO 2013-2A CR, 4.709%, (US0003M + 1.950%), 10/22/2030	469,570	0.1
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 4.512%, (US0003M + 2.000%), 04/15/2034	231,027	0.1
500,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 4.138%, (US0003M + 1.400%), 04/19/2034	478,391	0.2
300,000	(1)	Carlyle US Clo 2017-2A A2R Ltd., 4.310%, (US0003M + 1.600%), 07/20/2031	284,944	0.1
450,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 4.190%, (US0003M + 1.450%), 10/17/2034	429,779	0.1
750,000	(1)	CIFC Funding 2013-IA BR Ltd., 5.140%, (US0003M + 2.400%), 07/16/2030	724,181	0.2
865,000	(1)	CIFC Funding 2015-4A BR2 Ltd., 4.610%, (US0003M + 1.900%), 04/20/2034	803,014	0.3
377,135	(2),(6)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.686%, 03/25/2036	200,287	0.1
1,000,000	(1)	Dryden 49 Senior Loan Fund 2017-49A CR, 4.790%, (US0003M + 2.050%), 07/18/2030	950,771	0.3
1,000,000	(1)	Galaxy XV CLO Ltd. 2013-15A CRR, 4.362%, (US0003M + 1.850%), 10/15/2030	939,850	0.3
600,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 4.460%, (US0003M + 1.750%), 04/20/2031	558,698	0.2
250,000	(1)	Kayne CLO 10 Ltd. 2021-10A C, 4.533%, (US0003M + 1.750%), 04/23/2034	231,309	0.1
400,000	(1)	LCM XXIV Ltd. 24A CR, 4.610%, (US0003M + 1.900%), 03/20/2030	372,695	0.1
500,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 4.933%, (US0003M + 2.150%), 01/23/2031	477,580	0.2
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	292,029	0.1
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	290,831	0.1
1,100,000	(1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 4.460%, (US0003M + 1.750%), 01/20/2031	1,028,152	0.3
600,000	(1)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 4.490%, (US0003M + 1.750%), 04/16/2033	561,049	0.2
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 4.640%, (US0003M + 1.900%), 01/18/2034	233,124	0.1
1,000,000	(1)	OCP CLO 2014-5 A BR Ltd., 4.566%, (US0003M + 1.800%), 04/26/2031	922,879	0.3
1,000,000	(1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 3.161%, (US0003M + 1.750%), 02/14/2031	926,830	0.3
1,000,000	(1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 3.278%, (US0003M + 1.800%), 02/20/2034	930,608	0.3
1,000,000	(1)	Palmer Square CLO 2015-1A BR4 Ltd., 3.355%, (US0003M + 1.850%), 05/21/2034	932,931	0.3
1,000,000	(1)	Recette Clo Ltd. 2015-1A CRR, 4.460%, (US0003M + 1.750%), 04/20/2034	902,844	0.3
650,000	(1)	Shackleton 2019-15A CR CLO Ltd., 4.662%, (US0003M + 2.150%), 01/15/2032	612,518	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

1,000,000	(1) Sound Point Clo XV Ltd. 2017-1A CR, 4.833%, (US0003M + 2.050%), 01/23/2029	957,843	0.3
300,000	(1) Symphony CLO XXVI Ltd. 2021-26A CR, 4.710%, (US0003M + 2.000%), 04/20/2033	273,116	0.1
350,000	(1) TCI-Flatiron Clo 2018-1A CR Ltd., 4.556%, (US0003M + 1.750%), 01/29/2032	327,512	0.1
450,000	(1) TCW CLO 2021-1A C Ltd., 4.610%, (US0003M + 1.900%), 03/18/2034	418,073	0.1
600,000	(1) Venture XXVII CLO Ltd. 2017-27A CR, 5.010%, (US0003M + 2.300%), 07/20/2030	564,761	0.2

	Total Asset-Backed Securities
	(Cost $25,040,226)	23,644,981	7.8

		Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.0%
	Total Purchased Options
	(Cost $187,685)	63,880	0.0

	Total Long-Term Investments
	(Cost $355,043,076)	332,260,325	109.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.9%
		Commercial Paper: 6.6%
3,000,000		Agilent Technologies Inc., 5.130%, 08/02/2022	2,999,157	1.0
3,800,000		American Electric Power Co., 7.670%, 08/01/2022	3,799,202	1.2
3,500,000		AutoZone, 7.670%, 08/01/2022	3,499,265	1.2
1,500,000		Fiserv, Inc., 5.170%, 08/02/2022	1,499,575	0.5
2,900,000		Fiserv, Inc., 3.650%, 08/05/2022	2,898,551	1.0
4,000,000		General Mills, Inc., 5.130%, 08/02/2022	3,998,876	1.3
1,250,000		Verizon Communications, Inc., 3.200%, 08/08/2022	1,249,112	0.4

	Total Commercial Paper
	(Cost $19,948,330)		19,943,738	6.6

		Repurchase Agreements: 0.8%
1,000,000	(13)	Bank of America Inc., Repurchase Agreement dated 07/29/22, 2.30%, due 08/01/22 (Repurchase Amount $1,000,189, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $1,020,000, due 07/01/43-07/01/52)	1,000,000	0.4
370,909	(13)	Deutsche Bank Securities Inc., Repurchase Agreement dated 07/29/22, 2.23%, due 08/01/22 (Repurchase Amount $370,977, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $378,327, due 04/15/23-02/15/52)	370,909	0.1
1,000,000	(13)	RBC Dominion Securities Inc., Repurchase Agreement dated 07/29/22, 2.30%, due 08/01/22 (Repurchase Amount $1,000,189, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 08/25/22-05/20/52)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $2,370,909)		2,370,909	0.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
1,543,000	(14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
		(Cost $1,543,000)	1,543,000	0.5

	Total Short-Term Investments
	(Cost $23,862,239)		23,857,647	7.9

	Total Investments in Securities (Cost $378,905,315)		$ 356,117,972	117.4
	Liabilities in Excess of Other Assets		(52,670,173)	(17.4)
	Net Assets		$ 303,447,799	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of July 31, 2022.
(3)	Security, or a portion of the security, is on loan.
(4)	Defaulted security.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of July 31, 2022.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents or includes a TBA transaction.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(10)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(11)	Represents a zero coupon bond. Rate shown reflects the effective yield as of July 31, 2022.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of July 31, 2022.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	EU Euro
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Sector Diversification	Percentage of Net Assets
Uniform Mortgage-Backed Securities	17.0%
Collateralized Mortgage Obligations	15.6
Sovereign Bonds	15.4
Financial	10.2
U.S. Treasury Obligations	9.5
Other Asset-Backed Securities	7.8
Commercial Mortgage-Backed Securities	7.1
Consumer, Non-cyclical	5.8
Energy	4.2
Utilities	3.3
U.S. Government Agency Obligations	3.0
Communications	2.5
Consumer, Cyclical	2.4
Industrial	2.2
Basic Materials	2.1
Technology	1.4
Purchased Options	0.0
Short-Term Investments	7.9
Liabilities in Excess of Other Assets	(17.4)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2022
Asset Table
Investments, at fair value
Purchased Options	$–	$63,880	$–	$63,880
Corporate Bonds/Notes	–	103,467,753	–	103,467,753
Collateralized Mortgage Obligations	–	47,269,441	–	47,269,441
Asset-Backed Securities	–	23,644,981	–	23,644,981
U.S. Government Agency Obligations	–	60,527,867	–	60,527,867
Sovereign Bonds	–	46,837,949	–	46,837,949
Commercial Mortgage-Backed Securities	–	20,984,265	529,731	21,513,996
U.S. Treasury Obligations	–	28,934,458	–	28,934,458
Short-Term Investments	1,543,000	22,314,647	–	23,857,647
Total Investments, at fair value	$1,543,000	$354,045,241	$529,731	$356,117,972
Other Financial Instruments+
Centrally Cleared Swaps	–	1,789,931	–	1,789,931
Forward Foreign Currency Contracts	–	2,955,224	–	2,955,224
Forward Premium Swaptions	–	579,687	–	579,687
Futures	1,802,358	–	–	1,802,358
Volatility Swaps	–	7,502	–	7,502
Total Assets	$3,345,358	$359,377,585	$529,731	$363,252,674
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,598,234)	$–	$(3,598,234)
Forward Foreign Currency Contracts	–	(3,929,714)	–	(3,929,714)
Forward Premium Swaptions	–	(677,828)	–	(677,828)
Futures	(1,006,947)	–	–	(1,006,947)
Written Options	–	(132,697)	–	(132,697)
Total Liabilities	$(1,006,947)	$(8,338,473)	$–	$(9,345,420)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At July 31, 2022, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY 16,506,375	USD 2,483,380	Banco Bilbao Vizcaya Argentaria S.A.	08/05/22	$(33,639)
USD 3,451,034	CHF 3,365,345	Bank of America N.A.	08/19/22	(89,611)
USD 2,691,846	SEK 27,498,289	Bank of America N.A.	08/19/22	(16,290)
USD 1,078,744	JPY 145,183,756	Bank of America N.A.	08/19/22	(11,381)
USD 704,630	NZD 1,145,350	Bank of America N.A.	08/19/22	(15,654)
USD 1,442,234	CHF 1,381,213	Bank of America N.A.	08/19/22	(10,926)
USD 2,610,062	AUD 3,783,412	Bank of America N.A.	08/19/22	(34,255)
EUR 3,057,337	USD 3,088,751	Bank of America N.A.	08/19/22	39,777
CHF 3,640,924	USD 3,731,204	Bank of America N.A.	08/19/22	99,375
EUR 2,081,491	USD 2,150,438	Bank of America N.A.	08/19/22	(20,479)
USD 3,944,031	CHF 3,850,044	Bank of America N.A.	08/19/22	(106,562)
EUR 1,684,579	USD 1,722,836	Bank of America N.A.	08/19/22	969
USD 2,219,768	NOK 22,585,247	Bank of America N.A.	08/19/22	(118,049)
AUD 4,053,707	USD 2,802,307	Bank of America N.A.	08/19/22	30,925
USD 277,917	EUR 264,290	Bank of America N.A.	08/19/22	7,473
USD 1,950,528	JPY 266,169,088	Bank of America N.A.	08/19/22	(48,026)
USD 2,249,611	NOK 22,419,625	Bank of America N.A.	08/19/22	(71,062)
USD 1,557,090	CHF 1,499,369	Bank of America N.A.	08/19/22	(20,381)
USD 2,717,769	AUD 3,971,953	Bank of America N.A.	08/19/22	(58,324)
USD 678,258	JPY 91,970,478	Bank of America N.A.	08/19/22	(12,310)
JPY 380,079,107	USD 2,774,037	Bank of America N.A.	08/19/22	79,821

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

USD 2,428,064	SEK 24,714,048	Bank of America N.A.	08/19/22	(5,870)
USD 2,713,817	GBP 2,266,122	Bank of America N.A.	08/19/22	(46,962)
GBP 1,363,330	USD 1,642,303	Bank of America N.A.	08/19/22	18,620
USD 565,932	THB 19,410,294	Barclays Bank PLC	08/05/22	38,507
USD 2,986,421	MYR 13,138,758	Barclays Bank PLC	08/05/22	34,375
PHP 19,970	USD 376	Barclays Bank PLC	08/05/22	(14)
EUR 1,722,404	USD 1,755,817	Barclays Bank PLC	08/19/22	6,694
KRW 4,913,020,000	USD 3,911,881	BNP Paribas	08/05/22	(131,160)
HKD 547,037	USD 69,834	BNP Paribas	08/05/22	(139)
BRL 467,160	USD 95,981	BNP Paribas	08/05/22	(5,777)
SGD 804,588	USD 584,519	BNP Paribas	08/05/22	(2,072)
USD 2,955,152	AUD 4,220,265	BNP Paribas	08/19/22	5,508
JPY 212,037,148	USD 1,544,268	BNP Paribas	08/19/22	47,832
NOK 23,044,213	USD 2,346,350	BNP Paribas	08/19/22	38,975
CHF 1,324,070	USD 1,375,501	BNP Paribas	08/19/22	17,540
NOK 23,568,321	USD 2,315,474	BNP Paribas	08/19/22	124,101
USD 2,487,252	CAD 3,207,140	BNP Paribas	08/19/22	(17,192)
USD 1,565,458	EUR 1,544,436	BNP Paribas	08/19/22	(14,940)
NOK 22,026,013	USD 2,186,451	BNP Paribas	08/19/22	93,479
USD 698,066	NZD 1,117,961	BNP Paribas	08/19/22	(4,993)
AUD 3,898,961	USD 2,641,780	BNP Paribas	08/19/22	83,297
USD 2,316,427	EUR 2,295,813	BNP Paribas	08/19/22	(32,845)
SEK 24,261,442	USD 2,298,727	BNP Paribas	08/19/22	90,632
USD 2,448,615	CAD 3,138,871	BNP Paribas	08/19/22	(2,518)
CAD 5,862,068	USD 4,564,124	BNP Paribas	08/19/22	13,544
USD 2,358,335	SEK 25,045,820	BNP Paribas	08/19/22	(108,273)
USD 1,643,736	CHF 1,597,748	BNP Paribas	08/19/22	(37,239)
CHF 1,807,462	USD 1,866,091	BNP Paribas	08/19/22	35,521
USD 3,594,676	GBP 2,950,525	BNP Paribas	08/19/22	99
USD 2,020,999	CAD 2,636,600	BNP Paribas	08/19/22	(37,913)
AUD 2,065,754	USD 1,405,779	BNP Paribas	08/19/22	38,026
AUD 1,986,877	USD 1,350,687	BNP Paribas	08/19/22	37,989
SEK 13,748,810	USD 1,316,202	BNP Paribas	08/19/22	37,833
NOK 15,983,692	USD 1,622,469	BNP Paribas	08/19/22	32,015
JPY 370,347,102	USD 2,738,928	BNP Paribas	08/19/22	41,857
EUR 54,818,450	USD 57,617,601	BNP Paribas	08/19/22	(1,522,687)
USD 1,670,106	EUR 1,622,622	BNP Paribas	08/19/22	9,701
EUR 1,855,961	USD 1,869,161	BNP Paribas	08/19/22	30,017
USD 2,322,662	SEK 24,358,145	BNP Paribas	08/19/22	(76,221)
USD 2,586,343	AUD 3,807,523	BNP Paribas	08/19/22	(74,826)
USD 2,819,814	JPY 388,494,241	BNP Paribas	08/19/22	(97,230)
CHF 869,239	USD 911,643	BNP Paribas	08/19/22	2,875
AUD 7,324	USD 5,054	Brown Brothers Harriman & Co.	08/19/22	65
DKK 4,946,164	USD 678,542	Brown Brothers Harriman & Co.	08/19/22	1,392
USD 239	CHF 232	Brown Brothers Harriman & Co.	08/19/22	(5)
NZD 181,425	USD 111,433	Brown Brothers Harriman & Co.	08/19/22	2,661
CZK 5,112,536	USD 209,279	Brown Brothers Harriman & Co.	09/16/22	1,720
HUF 53,585,311	USD 134,100	Brown Brothers Harriman & Co.	09/16/22	(155)
USD 710,262	RON 3,479,159	Brown Brothers Harriman & Co.	09/16/22	(5,887)
USD 928,861	PEN 3,496,141	Citibank N.A.	08/05/22	38,203
CLP 153,647,743	USD 187,111	Citibank N.A.	08/05/22	(16,698)
JPY 127,551,233	USD 946,591	Citibank N.A.	08/19/22	11,139
JPY 411,176,184	USD 3,042,087	Citibank N.A.	08/19/22	45,266
USD 1,184,317	JPY 160,527,227	Citibank N.A.	08/19/22	(21,016)
JPY 456,349,231	USD 3,349,554	Citibank N.A.	08/19/22	76,986
NZD 3,640,168	USD 2,247,513	Citibank N.A.	08/19/22	41,705
GBP 1,011,478	USD 1,210,751	Citibank N.A.	08/19/22	21,517
USD 2,256,539	CHF 2,190,377	Citibank N.A.	08/19/22	(47,935)
GBP 298,747	USD 356,315	Citibank N.A.	08/19/22	7,643
USD 1,247,256	SEK 13,066,252	Citibank N.A.	08/19/22	(39,559)
USD 1,766,034	EUR 1,725,351	Citibank N.A.	08/19/22	508
USD 1,207,709	NOK 12,149,911	Goldman Sachs & Co.	08/19/22	(49,938)
GBP 1,026,278	USD 1,234,889	Goldman Sachs & Co.	08/19/22	15,408
USD 1,210,751	GBP 1,011,883	Goldman Sachs & Co.	08/19/22	(22,010)
NOK 7,846,209	USD 787,981	Goldman Sachs & Co.	08/19/22	24,186
JPY 186,998,382	USD 1,381,108	Goldman Sachs & Co.	08/19/22	22,987
CAD 5,909,596	USD 4,591,796	Goldman Sachs & Co.	08/19/22	22,986
USD 2,148,158	NOK 21,141,098	Goldman Sachs & Co.	08/19/22	(40,174)
SEK 12,759,043	USD 1,251,127	Goldman Sachs International	08/19/22	5,433
NZD 4,435,925	USD 2,768,571	Goldman Sachs International	08/19/22	21,078

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

USD 3,126,508	JPY 426,677,695	Goldman Sachs International	08/19/22	(77,240)
CAD 1,627,461	USD 1,263,368	Goldman Sachs International	08/19/22	7,510
USD 3,505,204	JPY 478,250,094	Goldman Sachs International	08/19/22	(85,779)
JPY 259,795,604	USD 1,882,741	Goldman Sachs International	08/19/22	67,958
CAD 3,807,184	USD 2,953,939	Goldman Sachs International	08/19/22	19,078
USD 307,528	AUD 444,602	Goldman Sachs International	08/19/22	(3,215)
AUD 3,796,284	USD 2,589,977	Goldman Sachs International	08/19/22	63,337
SEK 24,039,213	USD 2,321,463	Goldman Sachs International	08/19/22	46,010
USD 2,430,185	CAD 3,140,479	Goldman Sachs International	08/19/22	(22,204)
AUD 470,882	USD 327,745	Goldman Sachs International	08/19/22	1,366
JPY 32,971,232	USD 241,880	Goldman Sachs International	08/19/22	5,687
USD 1,169,455	NOK 11,374,321	Goldman Sachs International	08/19/22	(7,910)
CAD 3,218,018	USD 2,510,341	Goldman Sachs International	08/19/22	2,598
USD 3,203,960	JPY 435,257,928	Goldman Sachs International	08/19/22	(64,214)
USD 2,056,857	CAD 2,651,844	Goldman Sachs International	08/19/22	(13,959)
IDR 4,978,638,523	USD 344,993	HSBC Bank USA N.A.	08/05/22	(9,338)
ILS 1,073,195	USD 312,769	HSBC Bank USA N.A.	09/16/22	3,829
USD 591,479	EUR 582,015	JPMorgan Chase Bank N.A.	08/19/22	(4,088)
USD 535,087	EUR 523,933	JPMorgan Chase Bank N.A.	08/19/22	(1,045)
USD 12,859	ZAR 217,395	JPMorgan Chase Bank N.A.	09/16/22	(154)
MXN 21,106,560	USD 1,068,303	Morgan Stanley Capital Services LLC	08/05/22	(33,513)
USD 746,542	COP 2,859,724,415	Morgan Stanley Capital Services LLC	08/05/22	79,854
GBP 12,645,674	USD 15,413,225	Morgan Stanley Capital Services LLC	08/19/22	(7,206)
SEK 25,592,080	USD 2,432,106	Morgan Stanley Capital Services LLC	08/19/22	88,300
USD 935,482	NZD 1,513,000	Morgan Stanley Capital Services LLC	08/19/22	(16,009)
EUR 3,385,448	USD 3,448,557	Morgan Stanley Capital Services LLC	08/19/22	15,721
CHF 3,958,319	USD 4,059,278	Morgan Stanley Capital Services LLC	08/19/22	105,230
USD 3,656,812	EUR 3,625,086	Morgan Stanley Capital Services LLC	08/19/22	(52,685)
USD 3,175,990	GBP 2,668,624	Morgan Stanley Capital Services LLC	08/19/22	(75,150)
NZD 2,285,957	USD 1,401,399	Morgan Stanley Capital Services LLC	08/19/22	36,186
JPY 386,606,287	USD 2,824,095	Morgan Stanley Capital Services LLC	08/19/22	78,773
GBP 338,418	USD 402,733	Morgan Stanley Capital Services LLC	08/19/22	9,556
USD 1,883,129	NZD 3,057,970	Morgan Stanley Capital Services LLC	08/19/22	(39,958)
USD 220,315	CHF 213,045	Morgan Stanley Capital Services LLC	08/19/22	(3,828)
USD 220,980	GBP 183,189	Morgan Stanley Capital Services LLC	08/19/22	(2,196)
USD 2,898,560	NZD 4,627,530	Morgan Stanley Capital Services LLC	08/19/22	(11,586)
CHF 2,476,306	USD 2,575,945	Morgan Stanley Capital Services LLC	08/19/22	29,352
USD 1,808,415	GBP 1,486,163	Morgan Stanley Capital Services LLC	08/19/22	(2,153)
NZD 4,862,750	USD 3,036,083	Morgan Stanley Capital Services LLC	08/19/22	21,988
USD 2,788,430	NZD 4,515,251	Morgan Stanley Capital Services LLC	08/19/22	(51,107)
AUD 2,056,894	USD 1,436,446	Morgan Stanley Capital Services LLC	08/19/22	1,167
CHF 576,867	USD 606,186	Morgan Stanley Capital Services LLC	08/19/22	730
USD 3,066,632	AUD 4,443,508	Morgan Stanley Capital Services LLC	08/19/22	(39,042)
USD 2,752,186	JPY 373,138,604	Morgan Stanley Capital Services LLC	08/19/22	(49,559)
USD 1,520,789	NZD 2,469,920	Morgan Stanley Capital Services LLC	08/19/22	(32,486)
PLN 2,478,659	USD 526,822	Morgan Stanley Capital Services LLC	09/16/22	3,288
CAD 7,295,581	USD 5,667,685	Standard Chartered Bank	08/19/22	29,409
JPY 128,097,296	USD 945,144	Standard Chartered Bank	08/19/22	16,687
SEK 26,022,551	USD 2,546,129	Standard Chartered Bank	08/19/22	16,671
USD 1,437,962	JPY 195,001,559	Standard Chartered Bank	08/19/22	(26,225)
USD 2,409,527	CAD 3,115,167	Standard Chartered Bank	08/19/22	(23,096)
EUR 681,685	USD 696,584	Standard Chartered Bank	08/19/22	974
USD 1,184,317	JPY 160,525,475	Standard Chartered Bank	08/19/22	(21,002)
CHF 2,671,780	USD 2,809,336	State Street Bank and Trust Co.	08/19/22	1,617
GBP 2,748,061	USD 3,306,443	State Street Bank and Trust Co.	08/19/22	41,474
JPY 4,570,953,878	USD 33,814,695	State Street Bank and Trust Co.	08/19/22	506,723
GBP 2,093,629	USD 2,484,358	State Street Bank and Trust Co.	08/19/22	66,276
AUD 7,600,991	USD 5,249,873	State Street Bank and Trust Co.	08/19/22	62,641
USD 1,908,648	CHF 1,836,065	State Street Bank and Trust Co.	08/19/22	(23,058)
NZD 2,200,344	USD 1,356,771	State Street Bank and Trust Co.	08/19/22	26,974
USD 53,159	JPY 7,281,238	UBS AG	08/19/22	(1,512)
				$(974,490)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

At July 31, 2022, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	29	09/15/22	$2,532,131	$171,962
Australia 3-Year Bond	27	09/16/22	2,060,746	52,640
Canada 10-Year Bond	67	09/20/22	6,825,309	106,293
Euro-Bobl 5-Year	131	09/08/22	17,120,254	459,025
Euro-Bund	15	09/08/22	2,416,729	107,927
Euro-Buxl® 30-year German Government Bond	1	09/08/22	189,896	15,683
Euro-OAT	63	09/08/22	9,431,037	358,068
Euro-Schatz	175	09/08/22	19,698,522	202,930
Japan 10-Year Bond (TSE)	9	09/12/22	10,158,155	107,682
Long Gilt	41	09/26/12	5,900,725	7,057
Long-Term Euro-BTP	49	09/08/22	6,326,636	211,218
U.S. Treasury 2-Year Note	6	09/30/22	1,262,766	(241)
U.S. Treasury Long Bond	1	09/21/22	144,000	1,873
			$84,066,906	$1,802,117
Short Contracts:
Japanese Government Bonds 10-Year Mini	(3)	09/09/22	(338,358)	(1,955)
U.S. Treasury 10-Year Note	(158)	09/21/22	(19,140,219)	(146,341)
U.S. Treasury 5-Year Note	(228)	09/30/22	(25,929,656)	(481,939)
U.S. Treasury Ultra 10-Year Note	(160)	09/21/22	(21,000,000)	(266,481)
U.S. Treasury Ultra Long Bond	(21)	09/21/22	(3,324,563)	(109,990)
			$(69,732,796)	$(1,006,706)

At July 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 38, Version 1	Buy	(5.000)	06/20/27	USD	8,941,364	$(102,831)	$(164,894)
						$(102,831)	$(164,894)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At July 31, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month EUR-EURIBOR	Quarterly	0.264%	Annual	12/14/51	EUR	2,600,000	$(856,974)	$(856,974)
Pay	3-month EUR-EURIBOR	Quarterly	0.292	Annual	12/20/51	EUR	2,600,000	(839,988)	(839,988)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	2.169	Annual	04/14/25	GBP	3,500,000	(8,753)	(8,753)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP	2,400,000	(230,064)	(230,064)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.150	Annual	06/20/24	JPY	3,600,000,000	65,691	65,690
Pay	1-day Overnight Tokyo Average Rate	Annual	0.138	Annual	06/10/27	JPY	200,000,000	2,574	2,574
Pay	1-day Overnight Tokyo Average Rate	Annual	0.410	Annual	06/20/29	JPY	100,000,000	11,938	11,938
Pay	1-day Overnight Tokyo Average Rate	Annual	0.664	Annual	07/15/37	JPY	400,000,000	42,427	42,427
Pay	1-day Overnight Tokyo Average Rate	Annual	0.743	Annual	06/10/42	JPY	400,000,000	(13,150)	(13,150)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.826	Annual	05/20/47	JPY	350,000,000	(35,373)	(35,373)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Pay	1-day Overnight Tokyo Average Rate	Annual	0.978	Annual	06/28/52	JPY	350,000,000	7,811	7,811
Pay	3-month NZD-BBR-FRA	Quarterly	1.318	Semi-Annual	12/31/22	NZD	71,587,000	(387,522)	(387,522)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	833,000	9,559	9,559
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	616,000	(2,356)	(2,356)
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	850,000	(35,912)	(35,912)
Pay	1-month USD-LIBOR	Monthly	1.493	Monthly	03/17/31	USD	3,000,000	(240,169)	(240,169)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	(44,784)	(44,785)
Pay	1-month USD-LIBOR	Monthly	1.756	Monthly	03/17/36	USD	4,000,000	(405,341)	(405,341)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	(36,500)	(36,500)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.894	Annual	05/12/52	JPY	60,000,000	8,036	8,036
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	18,400,000	29,531	29,531
Receive	3-month USD-LIBOR	Quarterly	1.664	Semi-Annual	12/18/22	USD	12,000,000	57,437	57,437
Receive	1-day Secured Overnight Financing Rate	Annual	1.567	Annual	02/17/24	USD	12,000,000	207,440	207,440
Receive	1-day Secured Overnight Financing Rate	Annual	2.140	Annual	03/24/24	USD	12,000,000	100,520	100,520
Receive	1-month USD-LIBOR	Monthly	1.522	Monthly	10/30/24	USD	9,000,000	280,678	280,678
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	18,973	18,973
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	2,360,000	7,632	7,632
Receive	1-day Secured Overnight Financing Rate	Annual	2.590	Annual	04/13/25	USD	15,000,000	(30,507)	(30,507)
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD	2,600,000	(1,531)	(1,531)
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD	1,140,000	(11,187)	(11,187)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	55,899	55,899
Receive	1-day Secured Overnight Financing Rate	Annual	2.188	Annual	03/24/27	USD	5,000,000	37,257	37,257
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	5,000,000	(127,192)	(127,192)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,970,000	(12,654)	(12,654)
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,500,000	186,740	186,535
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	1,600,000	(51,860)	(51,860)
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	12,000,000	553,215	553,215
Receive	1-day Secured Overnight Financing Rate	Annual	1.847	Annual	02/17/32	USD	2,000,000	86,723	86,723
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	20,055	20,055
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	530,000	(29,217)	(29,217)
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD	500,000	(32,305)	(32,305)
								$(1,643,203)	$(1,643,410)

At July 31, 2022, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CNH Spot Exchange Rate	5.650%	BNP Paribas	11/03/22	USD	3,801,000	$7,502	$7,502
							$7,502	$7,502

At July 31, 2022, the following OTC purchased foreign currency dual digital options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value

AUD/USD & USD/JPY Dual Digital	Standard Chartered Bank	08/10/22	0.6728 & 126.25	USD	187,000	$14,025	$–
						$14,025	$–

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

At July 31, 2022, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value

Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	1,867,000	$92,603	$33,590
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	10/17/22	0.625	USD	11,305,000	81,057	30,290
						$173,660	$63,880

At July 31, 2022, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value

Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	08/17/22	0.670	USD	4,199,000	$45,181	$(7,302)
Call USD vs. Put JPY	BNP Paribas	08/11/22	129.500	USD	3,896,000	82,537	(116,858)
Put USD vs. Call JPY	BNP Paribas	08/11/22	129.500	USD	3,896,000	82,537	(8,537)
						$210,255	$(132,697)

At July 31, 2022, the following OTC forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(3)	Unrealized Appreciation/(Depreciation)
Call on 10-Year Interest Rate Swap (Purchased)	Deutsche Bank AG	2.950%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	4,937,800	$(286,392)	$355,359
Call on 1-Year Interest Rate Swap (Written)	Deutsche Bank AG	2.750%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	39,502,700	(330,012)	(405,364)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	3,136,000	(548,800)	2,310
Call on 30-Year Interest Rate Swap (Purchased)	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD	2,524,000	(454,320)	(8,242)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	3,136,000	(549,584)	2,087
Put on 10-Year Interest Rate Swap (Purchased)	Deutsche Bank AG	2.950%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	4,937,800	(286,392)	219,931
Put on 1-Year Interest Rate Swap (Written)	Deutsche Bank AG	2.750%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	39,502,700	(330,012)	(240,116)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	7,382,300	(1,328,814)	(24,106)
								$(4,114,326)	$(98,141)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

(1)	Payments made at maturity date.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
ZAR	-	South African Rand

At July 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $382,748,309.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,888,243
Gross Unrealized Depreciation	(35,209,024)
Net Unrealized Depreciation	$(26,320,781)